Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 47,112	$ 38,704
Investment in equity securities, at fair value	2,763	9,868
Term deposit, current	1,462
Accounts receivable, net of $0 allowance for doubtful accounts	12,973	9,803
Inventories	6,138	1,907
Prepaid expenses and other	2,975	1,688
Total current assets	73,423	61,970
Term deposit, non current	3,065
Property, plant and equipment, net	11,831	12,712
Intangible assets, net	1,063	12,203
Long-term investments	4,398	40,128
Right of use assets	1,398	9,107
Other assets	1,056	2,178
Total assets	96,234	138,298
Current liabilities:
Accounts payable	3,289	2,223
Accrued and other current liabilities	11,816	10,963
Income tax payable	1,900
Total current liabilities	17,005	13,186
Deferred income		2,828
Other liabilities	12,297	14,325
Total liabilities	29,302	30,339
Commitments and contingencies (Note 21)
Redeemable noncontrolling interest, at redemption value (Note 12)	22,358	23,457
Shareholders' equity:
Ordinary shares, $0.0001 par value: 500,000,000 and 250,000,000 shares authorized at December 31, 2022 and December 31, 2021, respectively 13,733,459 shares and 13,987,590 shares issued at December 31, 2022 and December 31, 2021, respectively; 13,457,625 shares and 13,979,636 shares outstanding at December 31, 2022 and December 31, 2021, respectively	1	1
Additional paid-in capital	691,766	696,224
Treasury shares, at cost: 275,834 shares and 7,954 shares held at December 31, 2022 and December 31, 2021, respectively	(9,330)	(8,034)
Accumulated other comprehensive income (loss)	(703)	1,954
Accumulated deficit	(637,160)	(605,643)
Total shareholders' equity	44,574	84,502
Total liabilities, redeemable noncontrolling interest and shareholders' equity	$ 96,234	$ 138,298